Dividend Restrictions and Statutory Financial Information - Parent Company Dividends (Details)	12 Months Ended
Dec. 31, 2020
Series D Preferred Shares
Statutory Accounting Practices [Line Items]
Dividend rate	7.00%
Series E Preferred Shares
Statutory Accounting Practices [Line Items]
Dividend rate	7.00%
Bermuda
Statutory Accounting Practices [Line Items]
Target statutory capital and surplus percent	120.00%